Concentrations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Concentrations (Details) [Line Items]
Financial institutions (in Dollars)	$ 3,805,103	$ 10,753,049
Revenue percentage	52.20%	10.00%	10.00%
Accounts Receivable [Member]
Concentrations (Details) [Line Items]
Revenue percentage	63.20%	73.80%